INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Loss (income) before income taxes:
PRC	59,174	(46,466)
Other jurisdictions	157,788	197,457

Total loss before income taxes	216,962	150,991

Current tax expenses:
PRC	33,669	102,351
Total current tax expenses	33,669	102,351

Deferred tax benefits:
PRC	(20,852)	(60,264)
Total deferred tax benefits	(20,852)	(60,264)

Total income tax expenses	12,817	42,087

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

PRC enterprise income tax rate	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(16.8)%	(43.4)%
Tax differential for entities in non-PRC jurisdiction	(1.3)%	(2.5)%
Preferential tax rate	0.0%	(0.8)%
Tax effect of current period permanent differences	0.0%	3.3%
Non-taxable income	0.0%	9.1%
Change in valuation allowance	(17.0)%	(23.4)%
Return to provision adjustment	4.2%	4.8%

	(5.9)%	(27.9)%

Schedule of components of deferred tax assets and liabilities

	As of
	December 31, 2019	June 30, 2020

Deferred tax assets:
Allowance for accounts receivable	12	104
Government subsidy	3,127	1,592
Accrued expenses	27,601	35,741
Asset retirement obligation	13,110	15,680
Leases	—	13,457
Net operating loss carry forwards	267,159	322,473

Total gross deferred tax assets	311,009	389,047
Valuation allowance on deferred tax assets	(205,976)	(246,750)

Deferred tax assets, net of valuation allowance	105,033	142,297

Deferred tax liabilities:
Property and equipment	(171,656)	(148,284)
Intangible assets	(97,102)	(137,878)
Prepaid land use rights	(1,612)	(1,592)
Leases	(9,568)	—
Accounts receivable	(4,836)	—

Total deferred tax liabilities	(284,774)	(287,754)

Net deferred tax liabilities	(179,741)	(145,457)

Analysis as:
Deferred tax assets	72,931	136,809
Deferred tax liabilities	(252,672)	(282,266)

Net deferred tax liabilities	(179,741)	(145,457)

Schedule of movement of the valuation allowance for the deferred tax assets

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Balance at the beginning of the period	155,852	205,976
Increase during the period	37,142	40,774

Balance at the end of the period	192,994	246,750